Average Annual Total Returns - Great-West High Yield Bond Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) SinceInception	Institutional J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	11.27%	8.83%		6.23%	May 01, 2015	13.39%	10.30%		7.48%	5.33%	8.47%		5.96%	10.79%	8.45%	6.33%		13.39%	10.30%	7.84%		5.33%	8.47%	6.95%